Other income/(expenses) - Summary of Other Income/(Expenses) (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Income expenses [Abstract]
Government grants	€ 0	€ 267	€ 2,037	€ 2,302	€ 2,495
Income from sale of HBE certificates	4,873	1,954	5,403	2,396	1,174
Net gain/(loss) on disposal of property, plant and equipment	0	1	(210)	7	(194)
Sublease rental income	104	100	200	0	0
Fair value gains/(losses) on derivatives (purchase options)	3,856	230	2,900	0	0
Other items	154	0	523	724	0
Total	€ 8,987	€ 2,552	€ 10,853	€ 5,429	€ 3,475